Common Stock Warrant Liability	12 Months Ended
Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Common Stock Warrant Liability

NOTE 7 — COMMON STOCK WARRANT LIABILITY

In connection with Signature Nevada’s emergence from chapter 11 bankruptcy (“Bankruptcy Proceedings”) on June 11, 2010 (the “Reorganization Effective Date”), warrants to purchase an aggregate of 1.5 million shares of Signature Nevada’s common stock were issued (the “Warrants”). The aggregate purchase price for the Warrants was $0.3 million, due in equal installments as the Warrants vest. The Warrants vested 20% upon issuance and, thereafter, vest 20% annually on the anniversary of the issuance date and, as of December 31, 2014, the Warrants are 100% vested. The Warrants expire in June 2020 and had an original exercise price of $10.30 per share. The Warrants were issued without registration in reliance on the exemption set forth in Section 4(a)(2) of the Securities Act of 1933, as amended.

The Warrants include customary terms that provide for certain adjustments of the exercise price and the number of shares of common stock to be issued upon the exercise of the Warrants in the event of stock splits, stock dividends, pro rata distributions and certain other fundamental transactions. Additionally, the Warrants are subject to pricing protection provisions. During the term of the Warrants, the pricing protection provisions provide that certain issuances of new shares of common stock at prices below the current exercise price of the Warrants automatically reduce the exercise price of the Warrants to the lowest per share purchase price of common stock issued. In December 2014, the Company issued shares of common stock in a public offering under its registration statement on Form S-3 (the “Shelf”) at $6.17 per share, thereby reducing the exercise price of the Warrants to $6.17 per share as of December 31, 2014. Further, on February 27, 2015, the exercise price of the Warrants was reduced to $5.64 per share following the completion of the common stockholder portion of the Rights Offering. See Note 16—Subsequent Events for additional information about, and the participation by the holders of the Warrants in, the Rights Offering.

The Company utilized a Monte Carlo simulation to estimate the fair value of the common stock warrant liability as of December 31, 2014, and used a trinomial lattice option pricing model as of December 31, 2013. See Note 11—Fair Value Measurements for a discussion about the estimated fair values determined using the Monte Carlo simulation model and the trinomial lattice option pricing model.  A decrease in the common stock warrant liability results in other income, while an increase in the common stock warrant liability results in other expense.

The following table presents changes in the fair value of the common stock warrant liability during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Beginning balance	$9,300	$2,350	$1,403
Change in fair value of common stock warrant liability	(3,700)	6,950	947
Ending balance	$5,600	$9,300	$2,350